Schedule of Revenue (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total		$ 3,195,414	$ 3,995,558
Bitcoin Operations in Duffsite [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	1,805,913	3,370,115
Bitcoin Operation in Memphis Site [Member]
Disaggregation of Revenue [Line Items]
Total	[2]	1,202,138	489,554
Hosting Fees from Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total		$ 187,363	$ 135,889

[1]	The output of bitcoins in Duff during the first half year of 2026 is 25.63 coins (2025-H1:33.33 coins).
[2]	The Company started mining in the Memphis site from the end of March 2025.The output of bitcoins is 15.58 coins during the first half year of 2026.